Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based compensation
6.1 Share-based compensation
Over the previous years, On granted various kinds of share-based compensation plans for selected employees including group executive team and senior management team. The purpose of the various plans is to reward long-term and valued employees for their individual performance by giving them the opportunity to benefit from the involvement of On by receiving a bonus in the form of share-based payment awards.
All awards granted under the different share-based compensation plans were classified as equity-settled share-based payments. The grants under the different plans are valued using a Cox-Rubinstein binomial tree model in order to take into account the complexity of their structure. In addition to the share-based compensation plans for selected employees, On granted share-based compensation in connection with a service, license, and investment agreement.
As at December 31, 2021, On has recognized an increase in equity in the balance sheet of CHF 183,187k (December 31, 2020: CHF 77,676k) for share-based compensation. The expense for 2021 amounts to CHF 198,456k (2020: CHF 54,765k).
Overview of the different programs:

On Employee Participation Program (OEPP) 2018
Phantom shares under the OEPP 2018 may be granted on an annual basis based on a calculation amount of 0% – 30% of a participant’s annual compensation. Vesting of the phantom shares depends on the occurrence of an exit scenario. If the exit event is a listing (IPO), 100% of the phantom shares shall vest upon exit. In an exit event other than a listing (IPO), 1/3 of the phantom shares shall vest upon exit; 1/3 of the phantom shares shall vest at the first anniversary of the exit, and 1/3 of the phantom shares shall vest at the second anniversary of the exit. However, if the exit event occurs after the third anniversary of the granting date, 100% of the phantom shares shall vest upon exit.

Vested phantom shares shall be settled in either cash or shares (decision right is with On). Two third of the shares acquired upon settlement of phantom shares shall be subject to lock-up periods.

In 2021, due to the share capital reorganization, the program was amended as follows:
•1 phantom share (originally granted) = 1,250 phantom shares (adjusted)
•Vesting due to exit: In case of a successful completion of the IPO, all phantom shares granted under the OEPP 2018 (including any rolled-over phantom shares 2013) shall vest no later than 75 days since the first trading day ("vesting date"). Such vesting shall, however, solely apply to participants whose employment with a subsidiary has not been terminated as of the first trading day ("IPO date").

Due to the IPO in 2021, grants under the OEPP 2018 vested fully and the Phantom Shares were largely settled in Class A ordinary shares of the Company, subject to lock-up period.

Long Term Participation Plan (LTPP) 2018
LTPP 2018 awards may be granted on an annual basis based on a calculation amount of 0% – 30% of a participant’s annual compensation. Awards under the LTPP 2018 may be granted either as options or as phantom shares. Awards under the LTPP shall vest on the third anniversary of the contractual granting date. Vested awards may be exercised until the tenth anniversary of the contractual granting date. Two third of the shares acquired upon exercise of vested awards shall be subject to lock-up periods.

In 2021, due to the share capital reorganization, the program was amended as follows:
•1 option (originally granted) = 1,250 options (adjusted)
•1 phantom share (originally granted) = 1,250 phantom shares (adjusted)
•Original exercise price CHF 10 = adjusted exercise price USD 0.11
In 2021, all Phantom Shares were exchanged for RSUs.

Long Term Incentive Plan (LTIP) 2018
Options under the LTIP 2018 shall vest on the earlier of the occurrence of an exit or, in case of business continuation, on 1 April 2021.

If vesting occurs due to an exit, the compensation committee will determine the number of options vested based on the vesting scale depending on the level of achievement of IRR at exit. In case of business continuation, the compensation committee will determine the number of options vested based on the vesting scale depending on the level of achievement of net sales, gross profit and EBITDA, whereby net sales, gross profit and EBITDA shall be determined on the basis of the audited consolidated financial statements 2020 of On. Two third of the shares acquired upon exercise of vested options shall be subject to lock-up periods.

In 2019, the terms and conditions of the LTIP 2018 were amended. The amendment allows for accelerated vesting of the options under the amendment in case of a successful capital increase specified in the terms and conditions of the amendment. In case of the accelerated vesting the vesting scale will be set to 100% for the corresponding options.

In 2021, due to the share capital reorganization, the program was amended as follows:
•1 option (originally granted) = 1,250 options (adjusted)
•Original exercise price CHF 10 = adjusted exercise price USD 0.11
•Original exercise price CHF 4,557 = adjusted exercise price USD 3.96
•Original exercise price CHF 9,125 = adjusted exercise price USD 7.93

The two initial grants in LTIP 2018 fully vested due to the exit valuation achieved as part of the private capital round in February 2020. The remaining LTIP 2018 grant fully vested by achieving the business continuation thresholds set out at the initiation of the plan.

Long Term Incentive Plan (LTIP) 2020
Options or RSUs under the LTIP 2020 shall vest on the earlier of the occurrence of an exit or, in case of business continuation, on April 1, 2024.

If vesting occurs due to an exit, the compensation committee shall determine the number of options vested based on the level of achievement of IRR at exit. In case of business continuation, the compensation committee shall determine the number of options vested based on the level of achievement of net sales, gross profit and EBITDA based on the audited consolidated financial statements 2023 of On.

Vested options can be exercised until the seventh anniversary of the contractual granting date. Shares acquired upon exercise of vested options shall be subject to lock-up periods.

In consideration of the IPO, the compensation committee decided in the following clarifications with respect to the LTIP 2020:
•Such IPO will qualify as a listing in accordance with the rules of the LTIP 2020;
•A listing constitutes an exit event and leads to a full vesting of the options granted under the LTIP 2020;
•The number of options vested is determined based on the level of achievement of IRR at exit in accordance with Annex 1 of the LTIP 2020;
•Upon occurrence of an exit event, option grants may be accelerated and the terms and conditions of the LTIP 2020 may be amended.

In 2021, the program was furthermore amended as follows:
•For the options already granted, the exercise price shall be switched from CHF into USD and fixed at the exchange rate of 1 USD = 0.92 CHF.
•For the options already granted, number of options as well as exercise price will be changed as follows due to the share capital reorganization:
◦1 Option (originally granted) = 1,250 options (adjusted)
◦Original exercise price CHF 8,884 = adjusted exercise price USD 7.73
◦Original exercise price CHF 9,125 = adjusted exercise price USD 7.93
•Acceleration of option Grant 2022/ 2023 and 2024:
◦The option grant scheduled for 31 March 2022, 2023 and 2024 shall be accelerated to a date no later than 75 days since the IPO Date;
◦Such options shall be vested options as of the granting date;
◦The exercise price shall be set at USD 7.73 for previous participants, at USD 12.36 for participants who joined in 2021 (before July 1, 2021), and at the US Valuation Price for US Participants;
◦Shares acquired upon exercise of vested options shall be subject to a lock-up period until the first anniversary of the IPO Date for the 2022 options, until the second anniversary of the IPO date for the 2023 options and until the third anniversary of the IPO date for the 2024 options.

Long Term Incentive Plan (LTIP) 2021
In 2021, the LTIP 2021 was implemented. LTIP 2021 provides grants in either Restricted Stock Units (RSUs) or Performance Stock Units (PSUs).

Subject to the participant's continuous employment and the non-occurrence of a bad leaver event in respect of such participant, 33 1/3% of the RSUs granted shall vest on the granting date and on the first anniversary of the granting date so that on the second anniversary of the granting date the last 33 1/3% RSUs shall vest.

Subject to the participant's continuous employment and the non-occurrence of a bad leaver event in respect of such participant, the PSUs granted shall vest on the third anniversary of the Granting Date, subject to the achievement of the performance conditions, measured over the performance cycle, and the resulting vesting factor. Performance cycle shall mean a three years' time period, beginning at January 1 of the year (n) in which an award is granted and ending at December 31 of year (n+2).

RSUs and PSUs will be settled in On shares. In 2021, no RSUs or PSUs were granted under the LTIP 2021.

Service, License, and Investment Agreement (SLIA) 2019
At the end of 2019, a “service, license and investment agreement” was negotiated between On and third parties. The parties enter into an agreement under which On shall be granted the right to use trademarks and other intangible assets in connection with the development, advertisement, promotion, and sale of certain products (the license”) as well as promotional services (the “services”) by the third parties in return for shares at a preferential price and options to purchase On shares. The number of exercisable options depends on the revenues of the fiscal years 2024 and 2025.

The increase in equity related to the SLIA transaction regarding the fair value of the license intangible asset was determined by the relief from royalty method (refer to 3.5 Intangible assets for additional information). The remaining share options for services received were measured indirectly as the difference between the fair value of the intangible asset and the fair value of the equity instruments granted. The fair value of the equity instruments is measured at the grant date in May 2020. However, as the rendering of service already began in November 2019, the related vesting period started in 2019.

Subsequently, the performance condition and the number of shares to be issued at settlement date is assessed. The difference between the equity instruments recognized at grant date and the settlement date is recognized in the income statement over the vesting period (shared-based compensation).

For award valuation, the contractual life of the options and the possibility of early exercise were considered in the binominal model. The valuation model uses time congruent risk-free interest rates. The expected volatility was determined based on the time congruent historical volatility of peer group companies. The expected volatility taken into account builds on the assumption that future trends can be inferred from historical volatility, which means that the volatility that actually occurs may differ from the assumptions made.

Compensation of non-executive members of the Board of Directors of On (BoD) 2019
In 2019, a share-based compensation program for non-executive members of the Board of Directors of On was initiated. Within the compensation program the non-executive board members are granted a certain amount of RSUs for their services as board members.

Since within the compensation for the non-executive board members RSUs were granted, no option pricing model was applied.

Founders Plan 2021
In 2021, certain employees of On who were not eligible under one of the existing share-based compensation plans, were granted RSUs free of charge as a "thank you" for their contribution to a successful IPO. The value of the RSUs granted to individual employees under the Founders Plan equaled to USD 8k for each six months of continued employment during which the employee was not eligible to participate under one of On's employee participation and incentive plans. The RSUs under the Founders Plan were granted no later than 75 days after the date of the IPO with the number of RSUs delivered based on the IPO price of the corresponding shares.

The distributed shares (after sell-to-cover the tax withholding) are subject to the lockup/market stand-off provisions as required by and agreed with the underwriter(s)/joint global coordinator(s).

A summary of activity under the plans as of December 31, 2021, December 31, 2020, and changes during the years ending on those dates is presented below:

Program	OEPP 2018	LTPP 2018	LTIP 2018	SLIA 2019	BoD 2019

Awards outstanding at January 1, 2020	1,298,750	3,785,000	17,160,000	4,700,000	—
Awards granted	326,250	241,250	2,095,000	—	25,326
Awards forfeited	—	—	(75,000)	—	—
Awards exercised	(400,000)	—	(13,608,750)	—	—
Awards outstanding at December 31, 2020	1,225,000	4,026,250	5,571,250	4,700,000	25,326
with maximum term (years)	—	—	—	5	—
thereof exercisable	—	—	606,250	—	—
Awards outstanding at January 1, 2021	1,225,000	4,026,250	5,571,250	4,700,000	25,326
Awards granted	—	—	2,373,750	—	16,833
Awards forfeited	(22,500)	—	—	—	—
Awards exercised	(1,072,500)	(2,000,000)	(7,080,000)	—	(25,326)
Awards outstanding at December 31, 2021	130,000	2,026,250	865,000	4,700,000	16,833
with maximum term (years)	—	—	—	5	—
thereof exercisable	130,000	1,483,750	865,000	—	—

Program	LTIP 2020 Class A shares	LTIP 2020 Class B shares	LTIP 2020 RSUs	Founders' Plan 2021

Awards outstanding at January 1, 2020	—	—	—	—
Awards granted	—	—	—	—
Awards forfeited	—	—	—	—
Awards exercised	—	—	—	—
Awards outstanding at December 31, 2020	—	—	—	—
with maximum term (years)	—	—	—	—
thereof exercisable	—	—	—	—
Awards outstanding at January 1, 2021	—	—	—	—
Awards granted	5,757,296	10,552,670	285,818	699,648
Awards forfeited	(10,000)	—	—	—
Awards exercised	(59,485)	—	(284,230)	(576,320)
Awards outstanding at December 31, 2021	5,687,811	10,552,670	1,588	123,328
with maximum term (years)	—	—	—	—
thereof exercisable	5,687,811	10,552,670	712	123,328

Parameters taken into account in the valuation:

OEPP 2018
Grant date	03/31/2020

Share price on the measurement date (CHF)	7.10
Expected life of the award on the grant date (years)	3.1
Contractual life remaining (years)	1.3
Exercise price (CHF)	—
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.68)
Expected volatility of the share price (%)	38.72
Option value (CHF)	7.09

LTPP 2018
Grant date	03/31/2020

Share price on the measurement date (CHF)	7.10
Expected life of the award on the grant date (years)	10.0
Contractual life remaining (years)	7.3 - 8.3
Exercise price (CHF)	0.10
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.38)
Expected volatility of the share price (%)	37.03
Option value (CHF)	7.09

LTIP 2018	2/28/2021	2/28/2021	3/1/2020	3/1/2020
Grant date	(non-US)	(US)	(non-US)	(US)

Share price on the measurement date (CHF)	7.30	7.30	7.11	7.11
Expected life of the award on the grant date (years)	5.0	5.0	5.0	5.0
Contractual life remaining (years)	4.2	4.2	3.2	3.2
Exercise price (CHF)	0.10	7.30	—	3.65
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.60)	(0.60)	(0.80)	(0.80)
Expected volatility of the share price (%)	40.73	40.73	37.61	37.61
Option value (CHF)	7.29	2.49	7.10	3.47

LTIP 2020	2/28/2021	10/1/2021	10/1/2021	10/1/2021
Grant date	Class A shares	Class A shares	Class B shares	RSUs

Share price on the measurement date (CHF)	7.30	28.33	2.83	28.33
Expected life of the award on the grant date (years)	7.0	0.2	0.2	0.2
Contractual life remaining (years)	6.2	—	—	—
Exercise price (CHF)	7.11 - 7.30	7.18 - 1.48	0.71	—
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.41)	0.04	0.04	0.04
Expected volatility of the share price (%)	40.51	31.00	31.00	31.00
Option value (CHF)	2.92 - 2.97	16.85 - 21.15	2.12	28.33

Founders' Plan 2021	10/1/2021
Grant date	Class A shares

Share price on the measurement date (CHF)	28.33
Expected life of the award on the grant date (years)	0.2
Contractual life remaining (years)	—
Exercise price (CHF)	—
Expected dividend yield (%)	—
Risk-free interest rate (%)	0.04
Expected volatility of the share price (%)	31.00
Option value (CHF)	28.33

SLIA 2019
Measurement date	4/28/2020

Share price on the measurement date (CHF)	7.11
Expected life of the award on the grant date (years)	4.7 - 5.7
Contractual life remaining (years)	3.0 - 4.0
Exercise price (CHF)	0.10
Expected dividend yield (%)	—
Risk-free interest rate (%)	(0.67) - (0.65)
Expected volatility of the share price (%)	34.0 - 34.6
Option value (CHF)	7.10

Accounting policies
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). Furthermore, employees and others providing similar services to On are granted share appreciation rights, which are settled in cash (cash-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Significant judgments and accounting estimates
For award valuation the contractual life of the options and the possibility of early exercise are considered in the binomial model. The valuation model uses time congruent risk-free interest rates. For estimating the time congruent risk-free interest rates, yields of “Switzerland Sovereigns” were used. For the purposes of the valuation of the awards, the expected volatility of the On share was determined based on the time congruent historical volatility of peer group companies. The expected volatility taken into account builds on the assumption that future trends can be inferred from historical volatility, which means that the volatility that actually occurs may differ from the assumptions made.

The expense resulting from the share-based payment transactions is recognized during the vesting period on a pro-rata-basis with a corresponding increase in equity. Furthermore, the amount recognized is based on the best available estimate of the number of equity instruments expected to vest and is revised, if subsequent information indicates that the number of equity instruments expected to vest differs from previous estimates. The expected dividend yield relies on management estimates.

When determining the expense recognition as at December 31, 2021, an average expected fluctuation of 7.5% p.a. was determined by On based on historical fluctuation and management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.